Auditor’s remuneration (Tables)	12 Months Ended
Dec. 31, 2019
Additional information [abstract]
Summary of auditor's remuneration

			$ million
Fees	2019	2018	2017
The audit of the company annual accounts[a]	32	25	26
The audit of accounts of subsidiaries of the company	11	10	11
Total audit	43	35	37
Audit-related assurance services[b]	4	4	7
Total audit and audit-related assurance services	47	39	44
Non-audit and other assurance services	1	2	3
Total non-audit or non-audit-related assurance services	1	2	3
Services relating to BP pension plans	1	1	—
	49	42	47
[a] Fees in respect of the audit of the accounts of BP p.l.c. including the group’s consolidated financial statements.
[b] Includes interim reviews and audit of internal control over financial reporting and non-statutory audit services.